Net Income (Loss) Per Common Share (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Unit - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Numerator:
Net loss		$ (108,161)	$ (22,156)	$ (84,812)	$ (34,528)
Less: Net loss attributable to noncontrolling interest		(28,512)	(197)	(22,127)	(590)
Net loss attributable to indie Semiconductor, Inc.		(79,649)	(21,959)	(62,685)	(33,938)
Net loss attributable to common shareholders – dilutive		$ (79,649)	$ (21,959)	$ (62,685)	$ (33,938)
Denominator:
Weighted average shares outstanding – basic (in Shares)	[1]	96,368,379	31,349,643	58,791,245	31,153,933
Weighted average common shares outstanding – diluted (in Shares)	[1]	96,368,379	31,349,643	58,791,245	31,153,933
Net loss per share attributable to common shares – basic (in Dollars per share)		$ (0.83)	$ (0.7)	$ (1.07)	$ (1.09)
Net loss per share attributable to common shares – diluted (in Dollars per share)		$ (0.83)	$ (0.7)	$ (1.07)	$ (1.09)

[1]	Retroactively restated to give effect to the reverse recapitalization.